Share-based Compensation	12 Months Ended
Dec. 31, 2016
Share-based Compensation
Share-based Compensation

19.Share-based Compensation

(a)Description of stock option plan

According to a resolution of the board of directors of the Company in 2000, the Company adopted its 2000 Stock Incentive Plan which was amended and restated in 2001 (the “2000 Stock Incentive Plan”).

According to resolutions of the board of directors and the shareholders of the Company in 2001, the 2000 Stock Incentive Plan was amended and restated. Under the amended plan, the number of ordinary shares available for issuance was increased to 323,715,000. The amended plan also included a mechanism for the automatic increase in the number of ordinary shares available for future issuance. This mechanism, which is known as “Evergreen Provision”, provided for a periodic increase so that the number of ordinary shares available under the plan would automatically increase by 3% each year up to a maximum at any given time of 17.5% of the Company’s total outstanding ordinary shares, on a fully-diluted basis. These increases would occur on June 1 of 2001 and January 1 of each year thereafter. The “Evergreen Provision” was suspended following a resolution of the board of directors dated March 25, 2002. The 2000 Stock Incentive Plan expired in February 2010.

(b)Restricted share units plan

In November 2009, the Company adopted a restricted share units plan for the Company’s employees, directors and consultants (the “2009 RSU Plan”). The Company has reserved 323,694,050 ordinary shares for issuance under the plan. The 2009 RSU Plan was adopted by a resolution of the board of directors on November 17, 2009 and became effective for a term of ten years unless sooner terminated.

(c)Share-based compensation expense

The Group recognizes share-based compensation cost in the consolidated statements of operations and comprehensive income based on awards ultimately expected to vest, after considering estimated forfeitures. Forfeitures are estimated based on the Group’s historical experience over the last five years and revised in subsequent periods if actual forfeitures differ from those estimates.

The table below presents a summary of the Group’s share-based compensation cost for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Cost of revenues	169,621	328,480	444,187
Selling and marketing expenses	23,253	36,023	52,689
General and administrative expenses	51,475	120,925	238,750
Research and development expenses	104,928	199,039	254,505

	349,277	684,467	990,131

As of December 31, 2016, there was no unrecognized compensation cost under the 2000 Stock Incentive Plan as the options granted thereunder were fully vested.

As of December 31, 2016, total unrecognized compensation cost related to unvested awards under the 2009 RSU Plan, adjusted for estimated forfeitures, was US$384.6 million (RMB2,670.1 million) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2016, the weighted average remaining vesting period was 3.21 years.

(d)Valuation assumptions

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The Company did not grant any stock options in 2014, 2015 and 2016 Refer to Note 2(o) for the description of the bases the Company follows in the valuation of RSUs.

(e)Stock options and restricted share units award activities

The following table presents a summary of the Company’s stock options and RSUs award activities for the years ended December 31, 2014, 2015 and 2016:

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2014	285	—	—	285	1.659
Exercised during the year	(285)	—	—	(285)	1.659

Outstanding at December 31, 2014	—	—	—	—	—

Outstanding at January 1, 2015	—	—	—	—	—
Exercised during the year	—	—	—	—	—

Outstanding at December 31, 2015	—	—	—	—	—

Outstanding at January 1, 2016	—	—	—	—	—
Exercised during the year	—	—	—	—	—

Outstanding at December 31, 2016	—	—	—	—	—

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at January 1, 2014	25,152	—	287	25,439
Granted	30,429	—	195	30,624
Vested	(17,200)	—	(250)	(17,450)
Forfeited	(1,539)	—	—	(1,539)

Outstanding at December 31, 2014	36,842	—	232	37,074

Outstanding at January 1, 2015	36,842	—	232	37,074
Granted	27,968	—	132	28,100
Vested	(23,339)	—	(202)	(23,541)
Forfeited	(1,848)	—	—	(1,848)

Outstanding at December 31, 2015	39,623	—	162	39,785

Outstanding at January 1, 2016	39,623	—	162	39,785
Granted	30,980	—	100	31,080
Vested	(27,545)	—	(119)	(27,664)
Forfeited	(1,633)	—	—	(1,633)

Outstanding at December 31, 2016	41,425	—	143	41,568

The following table presents the total intrinsic value of options exercised and the total fair value of RSUs on vesting dates for the years ended December 31, 2014, 2015 and 2016, respectively:

Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2014	0.4	2.7
2015	—	—
2016	—	—

	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2014	48.6	301.6
2015	99.0	641.3
2016	177.2	1,230.4

The following table presents the weighted average remaining contractual life for the RSUs outstanding as of December 31, 2016:

Exercise Price	Number Outstanding / Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
	(in thousands)	Years	US$
Restricted Share Units
Performance-based settled in stock	11,193	2.17	n/a
Time-based-settled in stock/cash	66,160	3.12	n/a
Time-based-settled in stock	13,111	2.51	n/a

	90,464	2.92	n/a

The aggregate intrinsic value of RSUs outstanding as of December 31, 2016 was US$768.5 million. The intrinsic value was calculated based on the Company’s closing stock price of US$215.34 per ADS, or US$8.6136 per ordinary share as of December 31, 2016.

It is the Company’s policy to issue new shares upon share option exercise s and vesting of RSUs. The number of shares available for future grant under the Company’s 2009 RSU Plan was 136,777,575 as of December 31, 2016.

(f)Other Option Plan

Certain of the Company’s subsidiaries have adopted stock option plans, which allow the related subsidiaries to grant options to certain employees of the Group. The options expire in five to seven years from the date of grant and either vest or have a vesting commencement date upon certain conditions being met (“Vesting Commencement Date”). The award can become 100% vested on the Vesting Commencement Date, or vests in two, four or five substantially equal annual installments with the first installment vesting on the Vesting Commencement Date.

The Group has used the binomial model to estimate the fair value of the options granted. While all share options granted will become vested or commence vesting beginning on the Vesting Commencement Date, the effectiveness of the conditions is not within the control of the Group and is not deemed probable to occur for accounting purposes until the Vesting Commencement Date. Therefore, for the years ended December 31, 2014, 2015 and 2016, no compensation expenses were recorded for the share options granted.